Segment Reporting (Details) - Schedule of revenues, cost of revenues $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
TTM Digital [Member]
Revenues
Products Revenue
Services Revenue
Mining Income	4,394
Total Revenues	4,394
Costs of Revenues
Product Cost of Revenue
Services Cost of Revenue
Mining Cost of Revenue	457
Other Operating Expenses	13,276
Operating Income (Loss)	(9,339)
Total Segment Assets	10,271
Sysorex Government Services [Member]
Revenues
Products Revenue	6,516
Services Revenue	1,756
Total Revenues	8,272
Costs of Revenues
Product Cost of Revenue	6,036
Services Cost of Revenue	868
Mining Cost of Revenue
Other Operating Expenses	4,568
Operating Income (Loss)	(3,200)
Total Segment Assets	8,940
Consolidated [Member]
Revenues
Products Revenue	6,516
Services Revenue	1,756
Mining Income	4,394
Total Revenues	12,666
Costs of Revenues
Product Cost of Revenue	6,036
Services Cost of Revenue	868
Mining Cost of Revenue	457
Other Operating Expenses	17,844
Operating Income (Loss)	(12,539)
Total Segment Assets	$ 19,211